MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets measured at fair value through profit or loss:
Participation certificates in trust funds	$ 21,208
Corporate bonds and government treasury notes	4,857	59,940
Marketable securities	$ 26,065	$ 59,940